Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
The following table presents the amounts included in our consolidated balance sheet related to our related party transactions with Stone Point and its affiliated entities:

	December 31, 2020	December 31, 2019
Short-term investments, AFS, at fair value	$878	$1,431
Fixed maturities, trading, at fair value	196,086	269,131
Fixed maturities, AFS, at fair value	227,397	160,303
Equities, at fair value	103,914	121,794
Other investments, at fair value:
Hedge funds	19,844	18,993
Fixed income funds	210,017	381,449
Private equity funds	37,262	34,858
CLO equities	38,658	32,560
CLO equity funds	166,523	87,509
Private Debt	27,016	16,312
Real estate fund	27,278	18,106
Total investments	1,054,873	1,142,446
Cash and cash equivalents	23,933	54,080
Other assets	403	10
Other liabilities	745	4,710
Net investment	$1,078,464	$1,191,826
The following table presents the amounts included in net earnings related to our related party transactions with Stone Point and its affiliated entities:

	2020	2019	2018
Net investment income	$16,325	$8,733	$7,424
Net realized and unrealized gains (losses)	23,750	26,631	207
Total net earnings	$40,075	$35,364	$7,631
Our consolidated statement of earnings for the year ended December 31, 2018 included the following balances related to transactions between us and KaylaRe and KaylaRe Ltd. up until May 14, 2018, the date of acquisition:

2018
Fee income due to Enstar Limited	$1,453

Transactions under KaylaRe-StarStone QS:
Ceded premium earned	(52,651)
Net incurred losses	31,654
Acquisition costs	18,774

Total net earnings (loss)	$(770)
Our consolidated balance sheet as of December 31, 2020 and 2019 included the following balances related to transactions with Hillhouse Capital and AnglePoint (as applicable):

	2020	2019
Investments in funds managed by AnglePoint, held by Enhanzed Re	$851,435	$327,799
Our ownership percentage of Enhanzed Re	47.4%	47.4%
Our share of investments in funds managed by AnglePoint held by Enhanzed Re (through our equity method investment ownership)	$403,580	$155,377

Investment in other funds managed by AnglePoint and Hillhouse:
InRe Fund	$2,365,158	$918,633
Other funds	369,508	232,968
	$2,734,666	$1,151,601
As noted above, Clear Spring was not a related party as of December 31, 2020. Our consolidated balance sheet as of December 31, 2019 included the following balances between us and Clear Spring:

2019
Balances under StarStone ceding quota share included, in assets or liabilities held-for-sale:
Reinsurance balances recoverable on paid and unpaid losses	$22,812
Prepaid insurance premiums	51
Ceded payable	3,616
Ceded acquisition costs	21

Balances under assuming quota share:
Losses and LAE	6,135
Unearned reinsurance premiums	13
Funds held	8,611
Our consolidated statement of earnings for the years ended December 31, 2020, 2019 and 2018 included the following amounts between us and Clear Spring:

	2020	2019	2018
Transactions under StarStone ceding quota share, included in net earnings (loss) from discontinued operations:
Ceded premium earned	$122	$(14,994)	$(29,520)
Net incurred losses and LAE	2,730	6,567	18,143
Acquisition costs	56	356	7,035

Transactions under assuming quota share:
Premium earned	(15)	3,749	7,380
Net incurred losses and LAE	1,014	(2,202)	(4,536)
Acquisition costs	11	(92)	(1,836)

Total net earnings (loss)	$3,918	$(6,616)	$(3,334)
The following table presents the amounts included in net earnings related to our related party transactions with AmTrust:

	2020	2019	2018
Net investment income	$7,365	$7,667	$299
Net realized and unrealized gains	(11,183)	10,086	—
Total net earnings	$(3,818)	$17,753	$299
Our consolidated balance sheet as of December 31, 2020 and 2019 included the following balances between us and Enhanzed Re:

	2020	2019
Balances under ceding quota share:
Reinsurance balances recoverable	$208,379	$59,601
Funds held	193,981	50,089
Insurance balances payables	1,276	1,443

Other assets	730	1,033
Our consolidated statement of earnings for the years ended December 31, 2020 and 2019 included the following amounts between us and Enhanzed Re:

	2020	2019
Amounts under ceding quota share:
Ceded premium earned	$(391)	$—
Net incurred losses and LAE	(5,977)	—
Acquisition costs	169	73
Net investment income	(4,272)	—
Net realized and unrealized gains	(740)	—
Other income	2,617	—
Fees and commission income	572	749
Total Net earnings	$(8,022)	$822

Change in unrealized gains (losses) on AFS investments	$(2,729)	$—
Our consolidated balance sheet as of December 31, 2020 included the following balances between us and Core Specialty:

2020
Balances under assuming quota share, LPT and ADC reinsurances:
Funds held by reinsured companies	$58,086
Other assets	38,846
Losses and loss adjustment expenses	682,637
Insurance and reinsurance balances payable	24,806
Other liabilities	5,003

Balances under ceding reinsurances:
Reinsurance balances recoverable on paid and unpaid losses	1,736

Balances under service agreements:
Other assets	6,727
Other liabilities	328

Balances under sale and recapitalization agreement:
Other liabilities	4,512
Our consolidated statement of earnings for the year ended December 31, 2020 included the following amounts between us and Core Specialty:

2020
Transactions under assuming quota share, LPT and ADC reinsurances:
Net premiums earned	$76
Net incurred losses and loss adjustment expenses	(1,223)
Acquisition costs	458

Transactions under service agreements:
Fees and commission income	4,004

Total net earnings	$3,315